Trade, other payables and provisions (Tables)	12 Months Ended
Dec. 31, 2017
Trade and other payables [abstract]
Disclosure Of Detailed Information Of Trade And Other Payables [table text block]
	At 31 December
(in USD million)	2017	2016

Trade payables	3,181	2,358
Non-trade payables and accrued expenses	2,345	1,623
Joint venture payables	2,464	2,632
Equity accounted associated companies and other related party payables	858	620

Total financial trade and other payables	8,849	7,233
Current portion of provisions and other non-financial payables	888	2,433

Trade, other payables and provisions	9,737	9,666